CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement of cash flows [abstract]
Income/(loss) before tax		$ 30,986		$ 37,884		$ 78,604
Depreciation, amortisation and net impairments, including exploration write-offs		9,906		10,581		6,733
(Gains)/losses on foreign currency transactions and balances		(166)		(852)		(2,088)
(Gains)/losses on sale of assets and businesses		(772)		8		(823)
(Increase)/decrease in other items related to operating activities	[1]	(2,335)		(1,313)		468
(Increase)/decrease in net derivative financial instruments		(86)		1,041		1,062
Interest received		1,841		1,710		399
Interest paid		(891)		(1,042)		(747)
Cash flows provided by operating activities before taxes paid and working capital items		38,483		48,016		83,608
Taxes paid		(20,592)		(28,276)		(43,856)
(Increase)/decrease in working capital		2,218		4,960		(4,616)
Cash flows provided by operating activities		20,110		24,701		35,136
Cash used in business combinations		(1,710)		(1,195)		147
Capital expenditures and investments		(12,177)		(10,575)		(8,758)
(Increase)/decrease in financial investments	[2]	9,364		443		(10,089)
(Increase)/decrease in derivative financial instruments		143		(1,266)		1,894
(Increase)/decrease in other interest-bearing items		(623)		(87)		(23)
Proceeds from sale of assets and businesses	[3]	1,470		272		966
Cash flows provided by/(used in) investing activities		(3,532)		(12,409)		(15,863)
Repayment of finance debt		(2,592)		(2,818)		(250)
Repayment of lease liabilities		(1,491)		(1,422)		(1,366)
Dividends paid		(8,578)		(10,906)		(5,380)
Share buy-back		(6,013)		(5,589)		(3,315)
Net current finance debt and other financing activities		933		2,593		(5,102)
Cash flows provided by/(used in) financing activities		(17,741)		(18,142)		(15,414)
Net increase/(decrease) in cash and cash equivalents		(1,163)		(5,850)		3,860
Foreign currency translation effects		(359)		(87)		(2,268)
Cash and cash equivalents at the beginning of the period (net of overdraft)		9,641	[4]	15,579	[4]	13,987
Cash and cash equivalents at the end of the period (net of overdraft)	[4]	8,120		9,641		15,579
Bank overdrafts		$ 0		$ 0		$ 0

[1]
1) This line item includes a net fair value gain of USD 256 million in 2024. The corresponding figures for 2023 and 2022 were a net fair value gain of USD 77 million and a net fair value loss of USD 1,095 million, respectively. The fair value adjustments relate to inventory, shares and financial investments.

[2]	2) This line item includes the acquisition of 10 per cent of the shareholding in Ørsted A/S for USD 2.5 billion.
[3]
3) For 2024, this line item includes cash consideration related to the disposals of the businesses in Nigeria and Azerbaijan, as well as cash consideration related to the sale of gas infrastructure assets in Norway. See note 6 Acquisitions and disposals for more information.

[4]	4) At 31 December 2024, 2023 and 2022, cash and cash equivalents net of overdraft were zero.